Commitments and Contingencies (Details) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 USD ($) item	Dec. 31, 2020 USD ($)
Commitments and Contingencies.
Legal settlement expense	$ 2,600
Rental expense		$ 10,502	$ 12,407
Number of leases | item		6
Rent expense		$ 889	$ 681
Future minimum rental payments required under the operating lease agreements
2022	9,699	9,699
2023	7,124	7,124
2024	5,089	5,089
2025	3,013	3,013
2026	2,017	2,017
Thereafter	5,124	5,124
Total	$ 32,066	$ 32,066